Goodwill and Intangible Assets - Components of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,083	$ 1,779
Fund management contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	640	669
Indefinite life intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	640	669
Distribution, sales potential of field force
Disclosure of detailed information about intangible assets [line items]
Intangible assets	339	366
Client relationships and asset administration contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	735	439
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	369	305
Total finite life intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,443	$ 1,110